Income Taxes (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory tax rate	(21.00%)	(21.00%)
State taxes, net of federal tax benefit	(5.30%)	(1.70%)
Change in valuation allowance	2640.00%	840.00%
NQSO Comp – Other	0.00%	0.50%
EQ Comp – Other	0.00%	13.40%
True-up Adjustment	(0.10%)	0.40%
Effective tax rate	0.00%	0.00%